Annual Total Returns - Fidelity® SAI Long-Term Treasury Bond Index Fund [BarChart] - 02.28 Fidelity SAI Long-Term Treasury Bond Index Fund PRO-09 - Fidelity® SAI Long-Term Treasury Bond Index Fund	Apr. 29, 2021
Bar Chart Table:
Annual Return, Inception Date	Oct. 08, 2015
Fidelity SAI Long-Term Treasury Bond Index Fund-Default
Bar Chart Table:
Annual Return 2016	1.23%
Annual Return 2017	9.04%
Annual Return 2018	(1.24%)
Annual Return 2019	14.35%
Annual Return 2020	18.34%